Taxes (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Effects of income tax expense exemptions and tax reductions
Tax exemption effect	$ 255,902	$ 188,982	$ 909,548	$ 737,027	$ 1,050,746	$ 711,593
Basic net income per share effect	$ (0.01)	$ 0.00	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.02)
Diluted net income per share effect	$ (0.01)	$ 0.00	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.01)